SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

The Company evaluated transactions occurring after December 31, 2017 in accordance to IAS 10 ‘Events after the reporting period’, through April 3, 2018, which is the date that the consolidated financial statements were made available for issuance.